Business Combination with DSAC - Additional Information (Details) $ in Thousands		12 Months Ended
	Jul. 29, 2022 USD ($) VOTE	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Loss on extinguishment of debt		$ (45,250)
DSAC
Business Acquisition [Line Items]
Proceeds from loans	$ 325,000
Payments of transaction costs	45,200
Repayments of debt	210,700
DSAC | New Senior Term Loan
Business Acquisition [Line Items]
Proceeds from loans	150,000
Debt issuance costs paid	3,500
Debt issuance costs capitalized	2,800
Loss on extinguishment of debt	700
DSAC | DSACs Trust
Business Acquisition [Line Items]
Proceeds from loans	61,000
DSAC | Backstop Agreement With Sponsor Of DSAC
Business Acquisition [Line Items]
Proceeds from loans	114,000
DSAC | First Out Term Loan
Business Acquisition [Line Items]
Repayments of debt	75,300
DSAC | Last Out Term Loan
Business Acquisition [Line Items]
Repayments of debt	61,700
DSAC | Senior Secured Subordinated Promissory Note
Business Acquisition [Line Items]
Repayments of debt	50,000
DSAC | 8090 FV Subordinated Promissory Note
Business Acquisition [Line Items]
Repayments of debt	16,300
DSAC | 2021 Seller Term Loans
Business Acquisition [Line Items]
Repayments of debt	$ 7,400
DSAC | Merger Agreement
Business Acquisition [Line Items]
Exchange ratio of shares	1.187
Number of votes per share | VOTE	25
Business combination description		(a) transfer by the holder(s) of New FiscalNote Class B common stock to any other person, except for specified trusts, retirement accounts, corporations or similar entities formed for financial or estate planning purposes and beneficially owned by the holders of New FiscalNote Class B common stock, (b) the death or incapacity of such holder(s) of New FiscalNote Class B common stock, (c) the date specified by an affirmative vote of a majority of the outstanding New FiscalNote Class B common stock, voting as a single class, (d) the date on which the outstanding shares of New FiscalNote Class B common stock represent less than 50% of the shares of New FiscalNote Class B common stock that were outstanding as of the Closing Date, or (e) the seven-year anniversary of the Closing Date.
DSAC | Merger Agreement | New Senior Term Loan
Business Acquisition [Line Items]
Debt instrument amount	$ 150,000